Mineral Royalty Interest - Additional Information (Detail)	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure Of Royalty Arrangements [line items]
Carrying cost of royalty	$ 3,000,000
Metates Properties [member]
Disclosure Of Royalty Arrangements [line items]
Net smelter return royalty percentage	0.50%
Revenues recognized in royalty agreement	$ 0
Depletion in royalty agreement	$ 0